FINANCIAL INSTRUMENTS - Commodity Price Risk Management (Details)	12 Months Ended
	Dec. 31, 2023 $ / MMBTU MMBTU	Dec. 31, 2022 $ / MMBTU MMBTU
Commodity swap
Derivative [Line Items]
Notional quantity | MMBTU	1,613,004	4,839,000
Derivative, forward price	51.20
Commodity Swap, Pay Fixed
Derivative [Line Items]
Notional quantity | MMBTU	1,613,004
Derivative, forward price	20.55
Minimum | Commodity swap
Derivative [Line Items]
Derivative, forward price		49.50
Maximum | Commodity swap
Derivative [Line Items]
Derivative, forward price		51.20